Taxation - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate		19.00%	19.00%	19.00%
Tax presented within other comprehensive (loss) income
Tax Year 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
UK Corporation tax rate	17.00%	19.00%